General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
General and Administrative Expense [Abstract]
General and administration expenses
13.1. Corporate

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Staff salaries	5,419,944	6,851,692	5,709,919
Share based compensation (non-cash)	1,636,548	457,046	1,304,325
Office administration	2,658,087	2,538,973	2,565,838
Bank charges and foreign exchange	47,142	219,910	140,942
Auditors’ remuneration	676,600	558,600	513,429
Other professional fees	2,009,200	1,280,163	1,810,089
Other administration costs	178,852	72,633	11,183
	12,626,373	11,979,017	12,055,725

13.2. Commercial and chartering

Comm
ercial
and chartering expenses are the expenses attributable to the Company’s chartering and commercial operations departments in connection with the Company’s spot trading activities.

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Staff salaries	2,414,574	1,934,923	1,039,169
Office administration	419,773	341,219	201,685
Other professional fees	—	—	426,213
Other administration costs	399,541	343,606	354,420
	3,233,888	2,619,748	2,021,487